Interest Rate Derivative Agreements Footnote Tagging (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($) derivatives	Dec. 31, 2013 USD ($)	Sep. 30, 2010 USD ($)
Derivative [Line Items]
Number of Derivatives | derivatives					9
Derivative, Fixed Interest Rate				3.00%
Derivative, Collateral, Right to Reclaim Cash				$ 500,000
Derivative, Loss on Derivative					$ 2,000,000	$ 284,000,000
Derivative Asset, Fair Value, Gross Asset					$ 268,000	$ 888,000,000
Barclays Bank PLC 1, Royal Bank of Canada-2 and SMBC Capital Markets, Inc-3 [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount	$ 31,600,000		$ 31,600,000
Derivative, Maturity Date at a point in time	Aug. 15, 2019
Derivative, Fixed Interest Rate	3.00%		3.00%
Deriviative at purchase price			$ 991,000
SMBC Capital Markets, Inc 1 and 2 [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount		$ 70,000,000
Derivative, Maturity Date at a point in time		Mar. 01, 2017
Derivative, Fixed Interest Rate		1.00%
Deriviative at purchase price		$ 390,000
Barclays Bank PLC, Bank of New York Mellon, and Royal Bank of Canada [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount							$ 31,900,000
Derivative, Fixed Interest Rate							3.00%
effective rate - maximum							4.90%
Deutsche Bank [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount				$ 93,300,000
Derivative, Maturity Date at a point in time				Sep. 01, 2017	Sep. 01, 2017
Derivative, Fixed Interest Rate				1.50%	1.50%
Deriviative at purchase price				$ 800,000	$ 793,000